Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
Note K - Income Taxes
The provision for income taxes consists of the following components:

	2022	2021
Current tax expense	$2,306	$2,414
Deferred tax (benefit) expense	288	(130)
Total income taxes	$2,594	$2,284

The source of deferred tax assets and deferred tax liabilities at December 31:

	2022	2021
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,146	$1,410
Unrealized loss on securities available for sale	3,938	—
Deferred compensation	2,058	2,007
Deferred loan fees/costs	137	148
Accrued bonus	266	286
Purchase accounting adjustments	6	2
Net operating loss	66	82
Lease liability	355	324
Nonaccrual interest income	204	174
Other	294	275
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(99)	(104)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	—	(188)
Prepaid expenses	(231)	(205)
Depreciation and amortization	(843)	(783)
Right-of-use asset	(355)	(324)
Net deferred tax asset	$6,266	$2,428

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At December 31, 2022, the Company’s deferred tax asset related to Section 382 net operating loss carryforwards was $314, which will expire in 2026.
The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2022	2021
Statutory tax (21%)	$3,346	$2,943
Effect of nontaxable interest	(385)	(378)
Effect of nontaxable insurance premiums	(240)	(220)
Income from bank owned insurance, net	(168)	(168)
Effect of postretirement benefits	(112)	26
Effect of nontaxable life insurance death proceeds	—	(10)
Effect of state income tax	155	150
Tax credits	(37)	(72)
Other items	35	13
Total income taxes(1)	$2,594	$2,284

(1) Effective income tax rate was 16.3% for both 2022 and 2021

At December 31, 2022 and December 31, 2021, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.  The Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2019.  The tax years 2019-2021 remain open to federal and state examinations.